Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨) shares		Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 INR (₨) shares		Mar. 31, 2017 INR (₨) shares	Mar. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Authorized share capital		240,000,000			240,000,000			240,000,000
Amount of shares authorised | ₨		₨ 1,200			₨ 1,200
Fully Paid Up Share Capital
Opening number of equity shares/share capital | ₨		830			829
Add: Equity shares issued pursuant to employee stock option plan | ₨		0	[1],[2]		1	[1]	₨ 1
Closing number of equity shares/share capital		₨ 830		$ 12	₨ 830		₨ 829
Opening number of equity shares/share capital		165,910,907		165,910,907	165,741,713
Add: Equity shares issued pursuant to employee stock option plan	[1]	155,041		155,041	169,194
Closing number of equity shares/share capital		166,065,948		166,065,948	165,910,907		165,741,713
Number Of Treasury Shares Issued	[3]	217,976		217,976	0
Treasury shares		₨ 535	[3]		₨ 0	[3]		$ 8

[1]	During the years ended March 31, 2019 and 2018, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme-2002 and the Dr. Reddy’s Employees Stock Option Scheme-2007. All of the options exercised had an exercise price of Rs.5, being equal to the par value of the underlying shares. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to“share premium” in the consolidated statements of changes in equity.
[2]	Rounded to the nearest million.
[3]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the“ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, including through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. As at March 31, 2019, the ESOS Trust purchased 217,976 shares from secondary market for an aggregate consideration of Rs.535. Refer to Note 19 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.